Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Financial Instruments
4 – Financial Instruments

A.	Capital Risk Management
The Company manages its capital such that it endeavors to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance. At December 31, 2020, the capital structure of the Company consists of
$638.1 million (2019
- $570.9 million)
of equity attributable to common shareholders, comprising issued share capital (note 9), accumulated reserves, retained earnings and accumulated other comprehensive loss. The Company was not subject to any externally imposed capital requirements with the exception of complying with certain covenants under the revolving credit agreement governing bank debt. The Company was in compliance with the debt covenants described in note 8 as at December 31, 2020.

B. Fair Value Estimation
The fair value hierarchy establishes three levels to classify the inputs of valuation techniques used to measure fair value. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described below:
Level
 1

|

Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Investments in common shares and warrants held that have direct listings on an exchange are classified as Level 1.
Level
 2

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Quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability. Investments in warrants and convertible debt instruments held that are not listed on an exchange are classified as Level 2. The fair value of warrants, convertible debt instruments and related instruments are determined using a Black-Scholes model based on relevant assumptions including risk free interest rate, expected dividend yield, expected volatility and expected warrant life which are supported by observable current market conditions. The use of reasonably possible alternative assumptions would not significantly impact the Company’s results.
Level
 3

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Inputs that are unobservable (supported by little or no market activity).
The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2020 and December 31, 2019.
As at December 31, 2020:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investments
Convertible debt	$1,852	$—	$1,852	$—
Long-term investments
Common shares held	$28,416	$28,416	$—	$—
Warrants and other	1,143	—	1,143	—
Convertible debt	15,525	—	15,525	—

	$46,936	$28,416	$18,520	$—

As at December 31, 2019:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investments
Convertible debt	$10,801	$—	$10,801	$—
Long-term investments
Common shares held	$52,325	$52,325	$—	$—
Warrants and other	4,623	—	4,623	—
Convertible debt	15,892	—	15,892	—

	$83,641	$52,325	$31,316	$—

The fair value of the Company’s other financial instruments which include cash and cash equivalents, trade and other receivables, loans receivable which are included in other assets, and trade and other payables approximate their carrying values at December 31, 2020 and December 31, 2019 due to their short-term nature. There were no transfers between the levels of the fair value hierarchy during the years ended December 31, 2020 and December 31, 2019.
C. Credit Risk
The Company’s credit risk is limited to cash and cash equivalents, loans receivable which are included in other assets, trade and other receivables and the Company’s investments in convertible debentures. The Company’s trade and other receivables is subject to the credit risk of the counterparties who own and operate the mines underlying Sandstorm’s royalty portfolio. In order to mitigate its exposure to credit risk, the Company closely monitors its financial assets and maintains its cash deposits in several high-quality financial institutions. The Company’s investments in convertible debentures are subject to the counterparties’ credit risk. In particular, the Company’s convertible debenture due from Americas Gold and Silver (“Americas Gold”) is subject to counterparty credit risk and the Company’s ability to realize on its security. The impact of expected credit losses on trade receivables and financial assets held at amortized cost is not material.
D. Currency Risk
Financial instruments that impact the Company’s net income or other comprehensive income due to currency fluctuations include: cash and cash equivalents, trade and other receivables and trade and other payables denominated in Canadian dollars. Based on the Company’s Canadian dollar denominated monetary assets and monetary liabilities at December 31, 2020 a 10% increase (decrease) of the value of the Canadian dollar relative to the United States dollar would not have a material impact on net income or other comprehensive income.
E. Liquidity Risk
The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. In managing liquidity risk, the Company takes into account the amount available under the Company’s revolving credit facility, anticipated cash flows from operating activities and its holding of cash and cash equivalents. As at December 31, 2020, the Company had cash and cash equivalents of $113.8  million (December 31, 2019 — $7.0 million). Sandstorm holds common shares, convertible debentures, and warrants and other of other companies with a combined fair market value as at December 31, 2020 of $46.9 million (December 31, 2019 — $83.6 million).
In addition, Sandstorm also holds common shares of Entrée Resources Ltd. with a market value of $17.8 million which are classified as an investment in associate and accounted for using the equity method. The daily exchange traded volume of these shares, including the shares underlying the warrants, may not be sufficient for the Company to liquidate its position in a short period of time without potentially affecting the market value of the shares.

F.	Other Price Risk
The Company is exposed to equity price risk as a result of holding investments in other mining companies. The Company does not actively trade these investments. The equity prices of long-term investments are impacted by various underlying factors including commodity prices and the volatility in global markets as a result of
COVID-19.
Based on the Company’s investments held as at December 31, 2020, a 10% increase (decrease) in the equity prices of these investments would increase (decrease) net income by $1.4 million and other comprehensive income by $2.8 million.